Revenues	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Revenues	RevenuesRevenue Analysis by Activity

	Year ended December 31,
$000s	2022	2021	2020
Seajacks business:*
Time charter revenue	$172,768	$20,724	$—
Service revenue	15,099	1,486	—
Project revenue	7,291	18,254	—
Construction supervision revenue	4,168	1,439	—
Total Seajacks revenue	199,326	41,903	—
Dry bulk business (sold) **	—	102,130	163,732
Total revenues	$199,326	$144,033	$163,732

*post-acquisition
** business exit completed by July 2021

Service revenue relates to catering and other similar costs incurred and recharged to the charterers and provision of vessel management services as part of the time charter arrangement. Project revenues consists mainly of recoverable claims due to change orders or variations which are recognized when realization of the recovery is deemed probable and can be reliably measured.

Disaggregation of Seajacks Revenue

The following table disaggregates our revenue geographically, as we believe it best depicts how the nature, amount, timing and uncertainty of our revenue and cash flows are affected by economic factors. Revenue attribution is determined by location of project.

$000s	Year ended December 31,
Geographical analysis:	2022	2021*
Asia:
Japan	69,509	18,979
China	—	16,050
Taiwan	94,016	—
Total Asia	163,525	35,029
Europe:
Germany	7,650	—
Netherlands	7,827	5,479
UK	16,156	—
Total Europe	31,633	5,479
USA	4,168	1,395
Total Seajacks Revenue	$199,326	$41,903

*post-acquisition

During 2022, revenue recorded from two major customers contributing more than 10% revenue each were ($000s): $94,016 and $69,509.

During 2021, revenue recorded from three major customers contributing more than 10% revenue each were ($000s): $18,979, $16,050 and $5,479.

Contract Assets and Liabilities
Contract assets include unbilled amounts when revenue recognized exceeds the amount billed to the customer under contracts where revenue is recognized over-time. There were no contract assets at December 31, 2022 or 2021.

Contract liabilities consist of advance payments, billings in excess of revenue recognized and deferred revenue. All contract liabilities are expected to be realized within 12 months.